OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER RECEIVABLES [Abstract]
Government receivables	$ 7,071	$ 3,848
Others	305	1,911
Other receivables, net, current	$ 7,376	$ 5,759